Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Lease liabilities	$ 296	$ 204
Property, plant and equipment
Lessee, Lease, Description [Line Items]
ROU assets	282	187
Short-term debt
Lessee, Lease, Description [Line Items]
Lease liabilities	97	52
Long-term debt
Lessee, Lease, Description [Line Items]
Lease liabilities	$ 199	$ 151